SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 15,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 43,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)	Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)	Vest over a period of ten years in equal yearly installments;

As of December 31, 2015, the Group had granted 24,574,737 options and 19,545,699 nonvested restricted stocks.

Share options

In July 2012, the Group granted 1,475,366 options to executive officers that will vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if the Group satisfies certain performance conditions , such as number of hotel rooms added, revenue, profit etc., for the three-year period ending December 31, 2014. As of December 31, 2014, the Group has adjusted the number of options granted to 869,232 based on the actual performance.

In 2015, the Group granted 85,292 options with performance conditions to senior officers. The actual number of the options each grantee is entitled to is indexed to performance conditions of the grantees including various annual performance target, i.e. number of hotel rooms added, revenue etc., in the coming two years.

The weighted-average grant date fair value for options granted during the years ended December 31, 2014 and 2015 was RMB15.79 (US$2.57) and RMB11.73 (US$1.88), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2014	2015
Suboptimal exercise factor	4.40	4.16
Risk-free interest rate	1.89 to 1.99%	1.49 to 1.74%
Volatility	47.22 to 47.75%	38.88 to 39.25%
Dividend yield	—	—
Life of option	6 years	6 years

The following table summarized the Group’s share option activity under the option plans:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$'000
Share options outstanding at January 1, 2015	4,921,998	2.23
Granted	118,348	4.76
Forfeited	(48,704)	5.09
Exercised	(1,528,104)	2.40
Share options outstanding at December 31, 2015	3,463,538	2.21	3.11	19,430
Share options vested or expected to vest at December 31, 2015	3,413,317	2.16	3.09	19,308
Share options exercisable at December 31, 2015	702,848	3.22	2.88	3,229

As of December 31, 2015, there was RMB5,772 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 1.84 years.

During the years ended December 31, 2013, 2014 and 2015, 2,802,488, 1,591,004 and 1,528,104 options were exercised having an aggregate intrinsic value of RMB74,321, RMB42,740 and RMB46,433, respectively.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In July 2012, the Group granted 1,059,977 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain performance conditions , such as number of hotel rooms added, profit etc., for the three-year period ending December 31, 2014, and 213,209 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain market condition for the three-year period ending December 31, 2014. These awards vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2014, the Group adjusted the number of nonvested restricted stocks granted to executive officers in 2012 to 1,557,408 based on the three year performance.

In 2015, the Group granted 6,599,106 nonvested restricted stocks in ten batches with performance conditions to senior officers. The actual number of the stocks each grantee is entitled to is indexed to performance conditions of the grantees and/or the Group's performance conditions , such as number of hotel rooms added, revenue, profit, earnings per share etc. in the coming ten years. For each batch, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The Group estimated the grant date fair value of the awards with market conditions using a Monte Carlo simulation. Compensation expenses for the awards with market conditions are recognized during the requisite service period, even if the market condition is never satisfied.

The following table summarized the Group’s nonvested restricted stock activity in 2015.

		Weighted Average Grant Date
	Number of Restricted Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2015	3,237,240	4.25
Granted	13,931,961	4.77
Forfeited	(807,413)	4.85
Vested	(1,702,964)	3.77
Nonvested restricted stocks outstanding at December 31, 2015	14,658,824	4.77

As of December 31, 2015, there was RMB391,421 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 5.44 years.

The total fair value of nonvested restricted stocks vested in 2013, 2014 and 2015 was RMB7,089, RMB59,475 and RMB69,130.